FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap transactions
As of December 31, 2020 and 2019, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2020	597,500	2021/2029	1.69% to 2.37%
Receiving floating, pay fixed	2019	737,500	2020/2029	1.68% to 2.37%

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying value and fair value of our financial instruments at December 31, 2020 and 2019 are as follows:

		2020	2020	2019	2019
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value

Non-derivatives:
Cash and cash equivalents	Level 1	127,691	127,691	222,123	222,123
Restricted cash and short-term deposits	Level 1	163,181	163,181	188,289	188,289
Current portion of long-term debt and short-term debt (1)	Level 2	(984,510)	(984,510)	(1,244,599)	(1,244,599)
Long-term debt – convertible bonds (2)	Level 2	(383,740)	(366,581)	(368,134)	(355,943)
Long-term debt (1)	Level 2	(1,011,281)	(1,011,281)	(956,018)	(956,018)
Derivatives:
Oil derivative instrument	Level 2	540	540	45,640	45,640
Interest rate swaps asset (2)	Level 2	—	—	84	84
Interest rate swaps liability (2)	Level 2	(44,315)	(44,315)	(5,798)	(5,798)
Foreign exchange swaps asset (2)	Level 2	—	—	1,246	1,246
Foreign exchange swaps liability (2)	Level 2	(1,310)	(1,310)	—	—
Total return equity swap liability (2) (3)	Level 2	—	—	(50,407)	(50,407)

(1) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table, are gross of the deferred charges amounting to $28.7 million and $32.9 million at December 31, 2020 and December 31, 2019, respectively.
(2) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.
(3) The fair value of our total return equity swap is calculated using the closing prices of the underlying listed shares and units, dividends paid since inception and the interest rate charged by the counterparty.
Fair value of derivative instruments on a gross basis
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2020 and 2019:

	Balance sheet classification	2020	2019
(in thousands of $)
Asset derivatives
Oil derivative instrument	Other non-current assets	540	45,640
Foreign exchange swaps	Other current and non-current assets	—	1,246
Interest rate swaps	Other current and non-current assets	—	84
Total asset derivatives		540	46,970
Liability derivatives
Total return equity swap	Other current liabilities	—	(50,407)
Interest rate swaps	Other current liabilities	(44,315)	(5,798)
Foreign exchange swaps	Other current liabilities	(1,310)	—
Total liability derivatives		(45,625)	(56,205)

Offsetting assets and liabilities
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2020 and 2019 would be adjusted as detailed in the following table:

	2020			2019
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	—	—	—	84	(52)	32
Total liability derivatives	44,315	—	44,315	5,798	(52)	5,746